4. Income taxes (Details 1) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 ZHEJIANG CNY	Dec. 31, 2012 ZHEJIANG CNY	Dec. 31, 2011 ZHEJIANG CNY
Income before income taxes	$ (157)	$ 13	$ (1,204)	7,961	933	47,309
Computed tax using respective companies’ statutory tax rates	(49)	31	(263)	1,194	140	7,096
Change in valuation allowances	124	166	33
Under(over) -provision for income tax in prior years	0	0	(10)	(122)	1,358	512
Temporary differences				(445)
Tax effect on revenue not subject to tax				(242)	(56)	(652)
Non deductible expenses	(2)	(55)	177	2,279	992	963
Total provision for income tax at effective tax rate	$ 73	$ 142	$ (63)	2,664	2,434	7,919